Subsequent Events (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Subsequent Events 1	362,500
Subsequent Events 2	362,500
Subsequent Events 3	$ 0
Subsequent Events 4	172
Subsequent Events 5	$ 172